INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2024
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

13.	INCOME TAX AND SOCIAL CONTRIBUTION

13.1 Income tax and social contribution

The income tax and social contribution taxes are based on the tax rates of 25% for income tax and 9% for social contribution in Brazil. For other regions in which the Company operates, the expected nominal rates are as follow:

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%
Luxembourg	24.94%

The income taxes reported in the income statement are broken down as follows:

	2024	2023	2022
Income tax expenses – current	(4,531.0)	(2,077.9)	(1,718.9)

Deferred tax expenses on temporary differences	424.2	279.8	1,012.6
Deferred taxes on tax loss carryforward movements in the current period	(533.6)	1,722.6	1,361.9
Total deferred tax (expenses)/income	(109.4)	2,002.4	2,374.5

Total income tax expenses	(4,640.4)	(75.5)	655.6

The reconciliation between the weighted nominal tax rate and the effective tax rate is summarized below:

	2024	2023	2022
Profit before income tax	19,487.3	15,035.9	14,235.6
Adjustments to the taxable basis
Other non-taxable income	(497.3)	(919.0)	(883.3)
Government grants related to taxes on sales	(118.1)	(3,011.7)	(2,535.1)
Share of results of associates and joint ventures	(3.9)	185.3	29.1
Non-deductible expenses	178.8	56.5	192.8
Taxation on a universal basis and other adjustments related to foreign subsidiaries	150.1	1,171.4	679.3
	19,196.9	12,518.4	11,718.4
Aggregated weighted nominal tax rate	28.70%	28.30%	29.47%
Taxes payable – nominal rate	(5,509.1)	(3,542.3)	(3,453.3)
Adjustments to tax expenses
Income tax incentives	445.1	120.4	234.0
Deductible interest on capital	1,285.0	3,909.8	4,079.9
Tax savings arising from the amortization of goodwill	3.6	17.2	27.2
Withholding income tax	(887.5)	(489.1)	(164.5)
Recognition/(write-off) of deferred charges on tax losses	(74.5)	100.9	(58.2)
Effects of the application of IAS 29 (hyperinflation)	87.6	(382.3)	(249.0)
Others with reduced taxation	9.4	189.9	239.5
Income tax and social contribution expense	(4,640.4)	(75.5)	655.6
Effective tax rate	23.81%	0.50%	-4.61%

The main events that impacted the effective tax rate for the period were:

•	Government grants related to taxes on sales: these represent regional incentives and economic development policies, primarily related to local production to generate economic and social impact. Before the advent of Federal Law No. 14,789/2023, sales proceeds which were reinvested were not subject to income tax and social contribution, which explains the significant difference in the effective tax rates in the comparative period. As mentioned in Explanatory note 27 - Provisions, contingent liabilities and contingent assets, since August 2024, companies in the group have obtained favorable decisions exempting them from collecting IRPJ and CSLL on amounts determined as government grants related to tax benefits called ICMS presumed credits, in accordance with Law No. 14,789/2024. At the end of the 2024 fiscal year, only the amounts related to federal tax incentives and state incentives not categorized as presumed credits were allocated to retained earnings, as per note 22 - Changes in equity.

•	Taxation on a universal basis and other adjustments related to foreign subsidiaries: this line item shows the additional income taxes due in Brazil on the income of foreign-controlled entities, in accordance with Law No. 12,973/14. It also includes local permanent adjustments to foreign companies consolidated within the group, as well as the effects arising from some of these companies having a functional currency that differs from the currency used for tax calculations.

•	Income tax incentives: this line item primarily refers to tax incentives related to income tax granted by the Brazilian Federal Government to promote regional development in certain areas of the North and Northeast of the country. These incentives are recorded in the results on an accruals basis and allocated to retained earnings, as per item (22.3.3) "Tax Incentives" within note 22 - Changes in equity.

•	Withholding income tax: this balance is mainly related to tax due on dividends to be distributed by subsidiaries located outside of Brazil under local tax legislation. The recorded amounts in 2024 mainly relate to withholding tax on dividends distributed in 2024 and to exchange differences on deferred income tax related to the undistributed profits of subsidiaries.

•	Deductible interest on capital (“IOC”): under Brazilian law, companies have an option to remunerate their shareholders through the payment of IOC, which is deductible for income tax purposes. The amount of IOC is impacted by the taxable result, net income reserves of the Company and by the long-term interest rate (“TJLP”). These remunerations are deductible for income tax purposes. On December 29, 2023, Federal Law No. 14,789/23 was enacted, and became effective from January 1, 2024, limiting the equity accounts that may be considered for the purposes of the calculation of IOC.

•	Effects of the application of IAS 29 (hyperinflation): the Company’s subsidiary in Argentina operates in a hyperinflationary economy, and is thus subject to the monetary correction of its non-financial assets and liabilities, its equity and its statement of income, which is sometimes reflected in the consolidated effective tax rate, implying variation between periods.

13.2 Deferred income tax and social contribution

The amounts of deferred income tax and social contribution for each type of temporary difference are as follow:

	2024			2023
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	7.3	-	7.3	8.2	-	8.2
Intangibles	-	(2,141.9)	(2,141.9)	-	(1,369.7)	(1,369.7)
Employee benefits	971.6	-	971.6	856.5	-	856.5
Trade payables	3,880.2	-	3,880.2	2,843.8	(3.3)	2,840.5
Trade receivables	35.1	(6.7)	28.4	43.8	(7.0)	36.8
Derivative financial instruments	37.7	(246.1)	(208.4)	31.1	(77.2)	(46.1)
Interest-bearing loans and borrowings	8.8	-	8.8	7.5	-	7.5
Inventories	307.0	(205.9)	101.1	268.6	(59.6)	209.0
Property, plant and equipment	1,189.6	(2,459.0)	(1,269.4)	714.2	(1,837.2)	(1,123.0)
Withholding tax on undistributed profits and royalties	-	(2,255.0)	(2,255.0)	-	(1,385.5)	(1,385.5)
Investments in associates and joint ventures	-	(383.7)	(383.7)	-	(383.7)	(383.7)
Tax losses carried forward	3,849.7	-	3,849.7	4,383.3	-	4,383.3
Provisions	1,537.9	(4.5)	1,533.4	1,026.3	(4.6)	1,021.7
Impact of the adoption of IFRS 16 “Leases”	-	(47.1)	(47.1)	14.5	(19.7)	(5.2)
Exclusion of ICMS from PIS/COFINS calculation basis	-	(121.6)	(121.6)	-	(228.5)	(228.5)
Other items	289.3	(558.7)	(269.4)	266.5	(437.1)	(170.6)
Gross deferred tax assets/(liabilities)	12,114.2	(8,430.2)	3,684.0	10,464.3	(5,813.1)	4,651.2
Netting by taxable entity	(3,422.5)	3,422.5	-	(2,494.7)	2,494.7	-
Net deferred tax assets/(liabilities)	8,691.7	(5,007.7)	3,684.0	7,969.6	(3,318.4)	4,651.2

Most of the tax losses and negative social contribution bases for the calculation of deferred income tax and social contribution are not subject to a statute of limitations. The use of credits related to tax losses is based on the existence of projected future taxable profits, and is limited to 30% of taxable income for the year, according to the actual figures for prior years, and the projections for the Company's businesses in the economies in which they are located, and thus follows the fiscal and accounting rules in the respective jurisdictions.

In the course of tax proceedings, the Brazilian tax authorities unilaterally offset the total amount of R$268.6 of deferred tax assets on the tax losses recorded by the Company. On a taxable basis, this is equivalent t R$790.0, which is the balance as at December 31, 2023, given that there was no new offsetting in 2024. These proceedings represent a possible loss.

Management’s critical estimates regarding the main contingent uncertain income tax treatments are disclosed in notes 27.2 - Contingencies.

13.2.1 Realization of deferred taxes

As at December 31, 2024 the deferred tax assets and liabilities are expected to be utilized/settled, as follows:

	2024
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	-	7.3	7.3
Intangibles	(1.9)	(2,140.0)	(2,141.9)
Employee benefits	226.8	744.8	971.6
Trade payables	(301.3)	4,181.5	3,880.2
Trade receivables	17.5	10.9	28.4
Derivative financial instruments	(225.1)	16.7	(208.4)
Interest-bearing loans and borrowings	0.1	8.7	8.8
Inventories	122.2	(21.1)	101.1
Property, plant and equipment	(4.5)	(1,264.9)	(1,269.4)
Withholding tax on undistributed profits and royalties	-	(2,255.0)	(2,255.0)
Investments in associates and joint ventures	-	(383.7)	(383.7)
Provisions	997.3	536.1	1,533.4
Impact of the adoption of IFRS 16 “Leases”	-	(47.1)	(47.1)
Exclusion of ICMS from PIS/COFINS calculation basis	-	(121.6)	(121.6)
Other items	57.4	(326.8)	(269.4)
Total	888.5	(1,054.2)	(165.7)

Deferred tax related to tax losses carried forward	2024
2025	1,380.1
2026	597.1
2027	206.7
2028	142.9
2029 to 2031	510.6
2032 onward	1,012.3
Total	3,849.7

13.2.2 Net change in deferred taxes

The net change in deferred income tax and social contribution is as follows:

At December 31, 2022	2,713.1
Recognition of actuarial gains/(losses)	24.4
Investment hedge – put options granted on subsidiaries	(155.9)
Cash flow hedge – gains/(losses)	83.2
Gains/(losses) on cumulative translation adjustments (“CTA”)	553.9
Recognized in other comprehensive income	505.6
Recognized in the income statement	2,002.4
Changes recognized directly in the balance sheet	(569.9)
Recognized in deferred tax	(476.3)
Effects of the application of IAS 29 (hyperinflation)	(476.3)
Recognized in the other balance sheet group	(93.6)
At December 31, 2023	4,651.2
Recognition of actuarial gains/(losses)	(23.2)
Cash flow hedge – gains/(losses)	(423.1)
Gains/(losses) on cumulative translation adjustments (“CTA”)	879.8
Recognized in other comprehensive income	433.5
Recognized in the income statement	(109.4)
Changes recognized directly in the balance sheet	(1,291.3)
Recognized in deferred tax	(889.1)
Effects of the application of IAS 29 (hyperinflation)	(889.1)
Recognized in the other balance sheet group	(402.2)
At December 31, 2024	3,684.0

13.2.3 Deferred tax assets related to tax losses

Beyond the tax credits related to tax losses effectively recognized as part of the amounts disclosed above, any other tax credits related to tax losses were not recorded in the balance sheets due to their low probability of realization, based on Management’s assessment. As at December 31, 2024, the accumulated balance of these credits represented R$867.0 in taxable value (R$669.0 in 2023 and R$875.3 in 2022) equivalent to a taxable basis of R$3,310.1 in 2024 (R$2,521.0 in 2023 and R$3,359.5 in 2022).

Accounting policies

Income tax and social contribution for the year comprises current tax and deferred tax. Income tax and social contribution are recognized in the income statement, unless they relate to items recognized directly in comprehensive income or in other equity accounts. In these cases, the tax effects are also recognized directly in comprehensive income or in equity accounts (except for interest on shareholders’ equity. See note 22- Changes in equity.

Deferred income taxes are calculated on temporary differences between their calculation bases and the Company's accounting data. Deferred tax assets are recognized only to the extent that is probable that future taxable profits will be available against which they can be utilized. The amounts of deferred income tax assets are reduced to the extent that it is no longer probable that such future taxable profits will be available. The existence of future taxable income is projected based on a technical study approved by the Company's Management.

IAS 12 - Income Taxes prescribes that deferred tax liability on goodwill recognition or deferred tax asset/liability shall be recorded: (1) upon the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither the accounting nor the taxable profit or loss; or (2) on differences related to investments in subsidiaries to the extent that they are not reversed in the foreseeable future. The amount of deferred tax provided is based on the expectations regarding the realization or settlement of temporary differences, using currently or substantially enacted tax rates.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and where they relate to income taxes levied by the same tax authority on the same taxable entity, or to different taxable entities which intend either to settle their current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

The company is subject to income tax in numerous jurisdictions, and judgment is required to determine the Company’s required worldwide provision for income tax. Some of the Company's subsidiaries are involved in tax audits, usually in relation to prior years. These audits are ongoing in various jurisdictions as at the balance sheet reporting date and, by their nature, can take a considerable time to be completed.

Uncertainty regarding the treatment of income taxes

The Company applies the provisions of IFRIC 23 - Uncertainty on the Treatment of Income Taxes regarding the calculation of income taxes (uncertain tax treatments), as disclosed in note 27.2 – Contingencies – Uncertainty regarding the treatment of IRPJ and CSLL.

Rules of “Pillar Two”

In December 2021, the Organization for Economic Cooperation and Development (“OECD”), as part of the Inclusive Framework on Base Erosion and Profit Shifting (“BEPS”) project, published the Global Anti-Base Erosion Model Rules (“GloBE”), which are part of the broader project known as “Pillar Two” with the aim of establishing a shared approach to international corporate taxation, ensuring that multinational economic groups within the scope of these rules pay income taxes at a minimum effective rate of 15% in each country in which they operate. These rules must be enacted locally in each signatory country through applicable legislation, with some already having enacted internal laws for implementation, or being in the process of discussion and approval.

In May 2023, the IASB® issued scope amendments to IAS 12 - Income Taxes to allow a temporary exemption from the accounting treatment of deferred income taxes arising from legislation enacted or substantially enacted for the purposes of the implementation of the OECD's Pillar Two, and this exemption has been adopted by the Group.

For the Group, the rules of Pillar Two are effective in 2024 in some jurisdictions, but with no material impacts until December 31, 2024. In Brazil, in October 2024 Provisional Measure No. 1,262/24 and RFB Normative Instruction No. 2,228/24 were published, effective from January 1, 2025, with the aim of adapting Brazilian tax legislation to the GloBE rules, and establishing an additional social contribution on income rate to ensure a minimum effective tax rate of 15% domestically. In December 2024, Law No. 15,079/24 was enacted, establishing the domestic minimum taxation rate for calendar years 2025 and onwards, replacing the aforementioned Provisional Measure. The Company’s analysis of the potential impact of this new legislation on its financial statements from 2025 will be conducted over the period, with no material impacts anticipated at this time. In the Brazilian jurisdiction, since the legislation will take effect in the calendar year 2025, there are no impacts for the fiscal year 2024.